SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance, opening	$ (86,015)	$ (87,058)
Interest costs	(950)	(1,964)
Current service cost	(2,913)	(6,023)
Actuary loss for change of assumptions	1,856	3,835
Translation differences	6,043	5,195
Balance, ending	$ (81,979)	$ (86,015)